SUMMARY OF OPTION ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Granted		7,142
Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, beginning balance	806,392
Weighted-Average Exercise Price Outstanding, beginning balance	$ 4.33
Weighted- Average Remaining Contractual Term, Outstanding	2 years 10 months 24 days	4 years
Aggregate Intrinsic Value Outstanding, beginning balance	$ 164,255
Options Granted	0
Weighted-Average Exercise Price, Granted
Options Exercised	0
Weighted-Average Exercise Price, Exercised
Options, Forfeited	(122,697)
Weighted-Average Exercise Price,Forfeited	$ 5.86
Options Outstanding, ending balance	683,695	806,392
Weighted-Average Exercise Price Outstanding, ending balance	$ 3.99	$ 4.33
Aggregate Intrinsic Value Outstanding, ending balance	$ 158,332	$ 164,255
Options, Vested and exercisable	682,306
Weighted-Average Exercise Price, Vested and exercisable	$ 3.98
Weighted- Average Remaining Contractual Term, Vested and exercisable	2 years 10 months 24 days
Aggregate Intrinsic Value, Vested and exercisable	$ 158,010